DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND MANAGEMENT’S PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND MANAGEMENT’S PLAN

1.	DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND MANAGEMENT’S PLAN

Description of Business

Picard Systems, Inc. was originally incorporated in the state of Delaware on April 8, 2021, for the purpose of investing in and acquiring medical device companies, including SynCardia Systems, LLC (“SynCardia”) and its fully consolidated subsidiary SynCardia Systems Europe, GmbH (“SynCardia GmbH”). On September 27, 2021, Picard Systems, Inc. acquired all of the authorized and outstanding membership units of SynCardia and it changed its name to Picard Medical, Inc. (“PMI”, or collectively, the “Company”).

The Company is engaged in the business of designing, manufacturing, production, supply, marketing, and sale of medical device products, including the SynCardia total artificial heart for patients (“SynCardia TAH”). The SynCardia TAH is an implantable system designed to assume the full function of a failed human heart in patients suffering from advanced heart failure. SynCardia has one operating subsidiary, SynCardia GmbH, which was formed to facilitate the sale and distribution of SynCardia’s products throughout Europe.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) applicable to interim financial statements. These consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2024, and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The December 31, 2024, condensed consolidated balance sheet was derived from the Company’s audited financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s condensed consolidated financial position as of September 30, 2025, and its results of operations, changes in temporary equity and stockholders’ equity (deficit) and cash flows for the nine months ended September 30, 2025 and 2024. The results of operations for the nine months ended September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or for any other future annual or interim period.

The consolidated financial statements include the financial statements of PMI and its subsidiaries. All intercompany transactions and account balances between PMI and its subsidiaries have been eliminated in consolidation.

On July 3, 2025, the Company completed a 1 for 2.2 forward stock split of the Company’s common stock and on July 11, 2025, the Company completed a 1.0221 for 1 reverse stock split of the Company’s common stock, resulting in an overall forward stock split of 1 for 2.1524. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to reflect the stock split. The Company’s authorized common stock has also been increased from 45,000,000 to 150,000,000 as a result of the stock split.

Going Concern, Liquidity and Management’s Plans

The Company has evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for at least twelve months from the date of this report, and the near term thereafter. The Company has incurred operating losses and negative cash flows from operations for the nine months ended September 30, 2025, and SynCardia has a history of operating losses dating back to its inception. The Company expects that operating losses and negative cash flows from operations will continue into the foreseeable future, and the Company will need to raise additional debt and/or equity financing to fund operations until it generates positive cash flows from operations.

To date, the Company’s available liquidity and operations have been financed primarily through the issuance of common stock, preferred stock, and debt. For the year ended December 31, 2024, the Company raised $11.8 million, net of repayments from the issuance of debt. For the nine months ended September 30, 2025, the Company raised $3.7 million, net of repayments, from the issuance of debt and $17.4 million of net proceeds from the issuance of common stock. In order to proceed with the Company’s business plan, the Company will need to raise additional funds through the issuance of additional debt, equity, or other commercial arrangements, which may not be available to the Company when needed or on terms that the Company deems to be favorable. To the extent the Company raises additional capital through the sale of equity, the ownership interest of its current shareholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of common shareholders. Debt financing and preferred equity financing, if available, may involve agreements that include covenants limiting or restricting the Company’s ability to take specific actions, such as incurring additional debt, making acquisitions or capital expenditures, or declaring dividends. If the Company is unable to obtain sufficient financial resources, its business, financial condition, and results of operations may be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate parts of its strategic business plan or future commercialization efforts. There can be no assurance the Company will be able to obtain financing on acceptable terms. Therefore, based on the Company’s current financial condition and expected future cash flows, there is substantial doubt about the Company’s ability to continue as a going concern for at least twelve months from the date of these financial statements issued. The financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may be necessary if the Company is unable to continue as a going concern.

1.	DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND MANAGEMENT’S PLAN

Description of Business

Picard Systems, Inc. was originally incorporated in the state of Delaware on April 8, 2021, for the purpose of investing in and acquiring medical device companies, including SynCardia Systems, LLC (“SynCardia”) and its fully consolidated subsidiary SynCardia Systems Europe, GmbH (“SynCardia GmbH”). On September 27, 2021, Picard Systems, Inc. acquired all of the authorized and outstanding membership units of SynCardia and it changed its name to Picard Medical, Inc. (“PMI”, or collectively, the “Company”).

The Company is engaged in the business of designing, manufacturing, production, supply, marketing and sale of medical device products, including the SynCardia total artificial heart for patients (“SynCardia TAH”). The SynCardia TAH is an implantable system designed to assume the full function of a failed human heart in patients suffering from advanced heart failure. SynCardia has one operating subsidiary, SynCardia GmbH, which was formed to facilitate the sale and distribution of SynCardia’s products throughout Europe.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of PMI and its subsidiaries. All intercompany transactions and account balances between PMI and its subsidiaries have been eliminated in consolidation.

On July 3, 2025, the Company completed a 1 for 2.2 forward stock split of the Company’s common stock and on July 11, 2025, the Company completed a 1.0221 for 1 reverse stock split of the Company’s common stock, resulting in an overall forward stock split of 1 for 2.1524. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to reflect the stock split. The Company’s authorized common stock has also been increased from 45,000,000 to 150,000,000 as a result of the stock split.

Going Concern, Liquidity and Management’s Plan

The Company has evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for at least twelve months from the date of this report, and the near term thereafter. The Company has incurred operating losses and negative cash flows from operations for during the year December 31, 2024, and SynCardia has a history of operating losses dating back to its inception. The Company expects that operating losses and negative cash flows from operations will continue into the foreseeable future, and the Company will need to raise additional debt and/or equity financing to fund operations until it generates positive cash flows from operations.

To date, the Company’s available liquidity and operations have been financed primarily through the issuance of common stock, preferred stock and debt. During the year ended December 31, 2023, the Company raised additional proceeds from the issuance of debt of $8.2 million, net of debt repayments. In the year ended December 31, 2024, the Company raised $11.8 million, net of repayments from the issuance of debt. In order to proceed with the Company’s business plan, the Company will need to raise additional funds through the issuance of additional debt, equity, or other commercial arrangements, which may not be available to the

Company when needed or on terms that the Company deems to be favorable. To the extent the Company raises additional capital through the sale of equity, the ownership interest of its current shareholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of common shareholders. Debt financing and preferred equity financing, if available, may involve agreements that include covenants limiting or restricting the Company’s ability to take specific actions, such as incurring additional debt, making acquisitions or capital expenditures, or declaring dividends. If the Company is unable to obtain sufficient financial resources, its business, financial condition, and results of operations may be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate parts of its strategic business plan or future commercialization efforts. There can be no assurance the Company will be able to obtain financing on acceptable terms. Therefore, based on the Company’s current financial condition and expected future cash flows, there is substantial doubt about the Company’s ability to continue as a going concern for at least twelve months from the date of this report. The financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may be necessary if the Company is unable to continue as a going concern.